8. STOCKHOLDERS EQUITY	9 Months Ended
Mar. 31, 2014
Equity [Abstract]
8. STOCKHOLDERS’ EQUITY

Common Stock

During the nine months ended March 31, 2014, the Company issued common stock as follows:

300,000 shares of common stock to Michael A. Littman as payment for $78,000 included in accounts payable. The Company recorded $30,000 of forgiveness of debt for this transaction which is included as other income in the Statement of Operations. Mr. Littman is an attorney who has provided services to the Company and who provided services to Infinity prior to the share exchange.

The Company also recorded $57,253 of forgiveness of debt for reduced cash payment of $95,453 ($96,500 AUD) over a 10 month period to settle an outstanding liability of $152,706 to an Australian law firm which originated prior to 30DC’s transaction with Infinity in 2010 and was previously included in accounts payable. The Company also recorded $6,260 of forgiveness of debt for reduced cash payment to settle final payment due the Company’s prior independent auditing firm. The prior auditing firm also performed services to enable issuing an opinion for the June 30, 2012 comparative year included with the Company’s June 30, 2013 Form 10K for which, as part of the settlement of the amount due, no fees were charged.

26,525 shares of common stock to a creditor as full payment for a note payable and accrued interest totaling $6,896. The Company recorded $796 of forgiveness of debt for this transaction which is included in the Discontinued Operations section of the Statement of Operations.

100,000 shares of common stock to a creditor as full payment for a note payable and accrued interest totaling $19,794. The Company recorded $2,206 in additional interest expense for this transaction which is included in the Discontinued Operations section of the Statement of Operations.

During the nine months ended March 31, 2014, the Company redeemed common stock as follows:

Effective February 28, 2014, the Company divested assets and liabilities that made up its Immediate Edge subscription business (“Edge”) to Raine Ventures, LLC (“Raine”) in exchange for the 10,560,000 common shares of the Company which Raine had held and which the Company has retired. The Company reported no gain or loss on the divestiture, accordingly the redeemed shares were valued at the $207,335 net book value of the divested assets and liabilities.

Warrants

Information relating to outstanding warrants is as follows:

Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contract
	Shares	Price	Life (years)
Outstanding warrants at 06/30/13	3,401,522	$ 0.50	2.30
Granted	-	-	-
Exercised	-	-	-
Forfeited/expired	-	-	-
Outstanding warrants at 3/31/14	3,401,522	0.50	1.55

Exercisable on 3/31/14	3,401,522	0.50	1.55

The aggregate intrinsic value of warrants outstanding and exercisable was $0 at March 31, 2014. Total intrinsic value of warrants exercised was $0 for the three months ended March 31, 2014 as no warrants were exercised during this period.